STOCK-BASED COMPENSATION (Employees' Stock Purchase Plan) (Details) (Employees' Stock Purchase Plan [Member], USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Employees' Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Maximum Employee Subscription Rate	10.00%
Plan price of the stock is set a no less than the following percentage of market price	85.00%
Granted, shares	13,753
Granted, exercise price	$ 18.09	[1]
Exercised, shares	(12,359)
Exercised, exercise price	$ 18.09	[1]
Forfeited/Expired, shares	(1,394)
Forfeited/Expired, exercise price	$ 18.09	[1]
Weighted-average fair value per share of purchase rights granted	$ 11.90		$ 1.00		$ 4.33
Total compensation expense	$ 164		$ 10		$ 20
Stock-based compensation expense related tax benefit	61		4		7
Total amount of cash received from the exercise of purchase rights	224		137		32
Total intrinsic value of purchase rights exercised	147	[2]	38	[2]	3	[2]
Total intrinsic value of purchase rights exercised, related tax benefit	$ 54		$ 14		$ 1

[1]	Weighted-average per share
[2]	Difference between the market price at exercise and the price paid by the employee to exercise the purchase rights